Consolidated income statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated income statements [Abstract]
Revenue	$ 1,043,822	$ 1,008,381	$ 971,797
Other operating income	132,557	80,844	65,538
Raw materials and consumables used	(10,648)	(16,983)	(26,919)
Employee benefit expenses	(15,130)	(18,854)	(14,736)
Depreciation, amortization, and impairment charges	(362,697)	(310,960)	(332,925)
Other operating expenses	(299,994)	(284,461)	(260,318)
Operating profit	487,910	457,967	402,437
Financial income	36,444	1,007	3,298
Financial expense	(425,019)	(463,717)	(408,007)
Net exchange differences	1,597	(4,092)	(9,546)
Other financial income/(expense), net	(8,235)	18,434	8,505
Financial expense, net	(395,213)	(448,368)	(405,750)
Share of profit/(loss) of associates carried under the equity method	5,231	5,351	6,646
Profit/(loss) before income tax	97,928	14,950	3,333
Income tax	(42,659)	(119,837)	(1,666)
Profit/(loss) for the year	55,269	(104,887)	1,667
Loss/(profit) attributable to non-controlling interests	(13,673)	(6,917)	(6,522)
Profit/(loss) for the year attributable to the Company	$ 41,596	$ (111,804)	$ (4,855)
Weighted average number of ordinary shares outstanding (in shares)	100,217	100,217	100,217
Basic and diluted earnings per share (in dollars per share)	$ 0.42	$ (1.12)	$ (0.05)